Loans from a Third Party (Details) ¥ in Millions, $ in Millions					12 Months Ended
	Sep. 18, 2025 shares	Aug. 25, 2025 shares	Aug. 05, 2025 shares	Dec. 28, 2023 shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2023 CNY (¥)
Loans from a Third Party [Line Items]
Interest rate per annum					14.00%							14.00%
Outstanding balances										$ 21.7	¥ 157.4
Repaid instalment plan					$ 0.2	$ 0.5		$ 7.9	¥ 56.0
Outstanding balance | $					15.9
Tianjin Yizhong Jinshajiang Equity Investment Fund Partnership [Member]
Loans from a Third Party [Line Items]
Loans					$ 18.0							¥ 115.0
Interest rate per annum					8.00%							8.00%
Term of agreements					1 year
Other income (expense)										0.7	4.4
Accrued interests										$ 6.1	¥ 41.4
Settlement of debt					$ 12.5							¥ 90.0
Yizhong [Member]
Loans from a Third Party [Line Items]
Debt obligation								8.5					¥ 60.0
Interest expense					$ 1.8		¥ 1.7	$ 3.6
Price per share (in Shares)		1.25
Class B Ordinary Shares [Member]
Loans from a Third Party [Line Items]
Shares issued (in Shares)	5,181,250	10,000,000	1,851,852	308,171